Recapitalization costs (Tables)	6 Months Ended
Jun. 30, 2023
Recapitalization costs
Summary of listing costs recognized during the period

During the period, the Group incurred certain expenses as a result of the SPAC transaction. The following table displays the calculation of the listing costs recognized during the period:

	Number of
	shares/warrants	At Closing Date
	USD	USD

Net deficit from SPAC transferred to the Group
		18,532,095
SPAC ordinary shares outstanding	34,500,000
SPAC ordinary shares redeemed	(29,175,999)	—
Remaining Class A Ordinary Shares	5,324,001	—
SPAC Class B Sponsor Shares	8,625,000	—
Total shares issued to SPAC	13,949,001	—

Diluted share price at Closing Date	8.68	—
Total value transferred to the SPAC		121,077,329
Recapitalization costs		139,609,424